Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income for the year	R$ 268,536	R$ 520,100	R$ 317,646
Other comprehensive income/loss to be reclassified to statement of income for the year in subsequent periods:
Currency translation adjustment of foreign operations	(34,068)	18,265	(35,917)
Total comprehensive income for the year	R$ 234,468	R$ 538,365	R$ 281,729